Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
March 31, 2024
VTC-NPRT1-0524
1.814636.119
Common Stocks - 95.8%
	Shares	Value ($)
Broadline Retail - 1.1%
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	151,300	27,291,494
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,710	1,209,436
Communications Equipment - 3.0%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,452,200	72,479,302
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (NASDAQ)	10,890	406,088
Electronic Equipment, Instruments & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Keysight Technologies, Inc. (a)	47,500	7,428,050
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	34,232	20,790,121
Ground Transportation - 2.7%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)	31,800	15,487
Passenger Ground Transportation - 2.7%
Lyft, Inc. (a)	180,097	3,484,877
Uber Technologies, Inc. (a)	821,124	63,218,337
		66,703,214
TOTAL GROUND TRANSPORTATION		66,718,701
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(b)	300	0
Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Airbnb, Inc. Class A (a)	176,100	29,049,456
Restaurants - 0.0%
Deliveroo PLC Class A (a)(c)	955,100	1,426,082
TOTAL HOTELS, RESTAURANTS & LEISURE		30,475,538
Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Reddit, Inc.:
Class A	6,400	315,648
Class B (i)	91,644	4,519,882
Snap, Inc. Class A (a)	962,967	11,054,861
		15,890,391
IT Services - 5.1%
Internet Services & Infrastructure - 4.9%
MongoDB, Inc. Class A (a)	50,530	18,122,079
Okta, Inc. (a)	636,357	66,575,669
Shopify, Inc. Class A (a)	450,600	34,772,802
		119,470,550
IT Consulting & Other Services - 0.2%
Capgemini SA	24,200	5,568,873
TOTAL IT SERVICES		125,039,423
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(b)	94,814	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(b)	94,814	49,382
Semiconductors & Semiconductor Equipment - 39.4%
Semiconductor Materials & Equipment - 2.5%
ASML Holding NV (Netherlands)	27,400	26,563,255
Teradyne, Inc.	306,900	34,627,527
		61,190,782
Semiconductors - 36.9%
Arm Holdings Ltd. ADR	134,000	16,748,660
Astera Labs, Inc.	39,098	2,900,681
Astera Labs, Inc. (i)	163,914	12,160,780
GlobalFoundries, Inc. (a)	1,378,935	71,856,303
Marvell Technology, Inc.	1,391,104	98,601,452
Microchip Technology, Inc.	85,900	7,706,089
NVIDIA Corp.	491,300	443,919,027
NXP Semiconductors NV	394,104	97,647,148
ON Semiconductor Corp. (a)	1,489,321	109,539,560
Taiwan Semiconductor Manufacturing Co. Ltd.	1,901,000	45,542,897
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(d)	10,921	19,876
		906,642,473
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		967,833,255
Software - 30.5%
Application Software - 9.1%
Bill Holdings, Inc. (a)	184,000	12,644,480
Convoy, Inc. warrants (a)(b)(d)	1,866	0
CoreWeave, Inc. (b)(d)	9,400	3,667,974
Datadog, Inc. Class A (a)	234,955	29,040,438
Dynatrace, Inc. (a)	328,700	15,264,828
HashiCorp, Inc. (a)	458,141	12,346,900
HubSpot, Inc. (a)	27,833	17,439,044
Manhattan Associates, Inc. (a)	50,555	12,650,378
Palantir Technologies, Inc. (a)	287,600	6,617,676
Pine Labs Private Ltd. (a)(b)(d)	1,314	455,498
Salesforce, Inc.	377,865	113,805,381
		223,932,597
Systems Software - 21.4%
Microsoft Corp.	1,008,800	424,422,336
ServiceNow, Inc. (a)	133,200	101,551,680
		525,974,016
TOTAL SOFTWARE		749,906,613
Technology Hardware, Storage & Peripherals - 11.0%
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	1,444,560	247,713,149
Seagate Technology Holdings PLC	115,241	10,723,175
Super Micro Computer, Inc. (a)	11,900	12,019,357
		270,455,681
TOTAL COMMON STOCKS (Cost $1,224,076,409)		2,355,973,475

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(d)	174,268	3,745,019

Broadline Retail - 0.0%
Broadline Retail - 0.0%
Meesho Series F (a)(b)(d)	17,100	895,014

Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(d)	5,260	211,294

Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(b)(d)	3,556,678	2,987,610

Technology Distributors - 0.1%
VAST Data Ltd.:
Series A(b)(d)	12,260	220,680
Series A1(b)(d)	30,177	543,186
Series A2(b)(d)	34,713	624,834
Series B(b)(d)	27,621	497,178
Series C(b)(d)	805	14,490
Series E(b)(d)	26,394	475,092
		2,375,460
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		5,363,070

Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (b)(d)	14,600	185,858
Tenstorrent Holdings, Inc. Series C1 (b)(d)	4,586	277,545
		463,403
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(d)	200	50,268

Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(d)	9,903	2,282,344

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(d)	56,576	1,337,457

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
Retym, Inc. Series C (b)(d)	50,104	419,370
SiMa.ai:
Series B(a)(b)(d)	85,000	579,700
Series B1(a)(b)(d)	36,016	280,565
Xsight Labs Ltd.:
Series D(a)(b)(d)	37,800	193,914
Series D1(b)(d)	36,402	270,103
		1,743,652
Software - 0.3%
Application Software - 0.3%
Anthropic PBC Series B (b)(d)(e)	78,539	2,356,523
Convoy, Inc. Series D (a)(b)(d)	28,479	0
Databricks, Inc.:
Series G(a)(b)(d)	14,100	1,156,905
Series H(a)(b)(d)	36,297	2,978,169
Series I(b)(d)	479	39,302
		6,530,899
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(d)	29,615	645,903
Series C2(b)(d)	4,652	120,394
		766,297
TOTAL CONVERTIBLE PREFERRED STOCKS		23,388,717
Nonconvertible Preferred Stocks - 0.1%
Software - 0.1%
Application Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(b)(d)	3,140	1,088,481
Series A(a)(b)(d)	785	272,120
Series B(a)(b)(d)	854	296,039
Series B2(a)(b)(d)	690	239,189
Series C(a)(b)(d)	1,284	445,099
Series C1(a)(b)(d)	271	93,942
Series D(a)(b)(d)	289	100,182
		2,535,052
TOTAL PREFERRED STOCKS (Cost $26,683,301)		25,923,769

Corporate Bonds - 0.0%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(d)	12,428	0

Nonconvertible Bonds - 0.0%
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(d)	1,151,967	1,153,464

TOTAL CORPORATE BONDS (Cost $1,164,395)		1,153,464

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Enevate Corp. 6% (b)(d)(g)	184,951	194,605
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(d)	108,617	117,784
TOTAL PREFERRED SECURITIES (Cost $293,568)		312,389

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $75,526,351)	75,511,249	75,526,351

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,327,744,024)	2,458,889,448
NET OTHER ASSETS (LIABILITIES) - 0.0%	618,533
NET ASSETS - 100.0%	2,459,507,981

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,426,082 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,532,970 or 1.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $16,680,662 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	186,308

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,151,967

Anthropic PBC Series B	3/22/24	2,450,784

ByteDance Ltd. Series E1	11/18/20	1,085,113

Convoy, Inc. Series D	10/30/19	385,606

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	12,428

CoreWeave, Inc.	11/29/23	2,912,684

Databricks, Inc. Series G	2/01/21	833,629

Databricks, Inc. Series H	8/31/21	2,667,254

Databricks, Inc. Series I	9/14/23	35,207

Diamond Foundry, Inc. Series C	3/15/21	1,357,824

Discord, Inc. Series I	9/15/21	110,125

Enevate Corp. Series E	1/29/21	3,943,236

Enevate Corp. 6%	11/02/23	184,951

GoBrands, Inc. Series G	3/02/21	1,313,513

Lightmatter, Inc. Series C	5/19/23	487,368

Lightmatter, Inc. Series C2	12/18/23	120,960

Meesho Series F	9/21/21	1,311,096

Pine Labs Private Ltd.	6/30/21	489,938

Pine Labs Private Ltd. Series 1	6/30/21	1,170,780

Pine Labs Private Ltd. Series A	6/30/21	292,695

Pine Labs Private Ltd. Series B	6/30/21	318,422

Pine Labs Private Ltd. Series B2	6/30/21	257,273

Pine Labs Private Ltd. Series C	6/30/21	478,752

Pine Labs Private Ltd. Series C1	6/30/21	101,045

Pine Labs Private Ltd. Series D	6/30/21	107,757

Relativity Space, Inc. Series E	5/27/21	3,979,427

Retym, Inc. Series C	5/17/23 - 6/20/23	389,899

SiMa.ai Series B	5/10/21	435,829

SiMa.ai Series B1	4/25/22 - 10/17/22	255,386

Tenstorrent Holdings, Inc. Series C1	4/23/21	272,690

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	108,617

VAST Data Ltd. Series A	11/28/23	134,860

VAST Data Ltd. Series A1	11/28/23	331,947

VAST Data Ltd. Series A2	11/28/23	381,843

VAST Data Ltd. Series B	11/28/23	303,831

VAST Data Ltd. Series C	11/28/23	8,855

VAST Data Ltd. Series E	11/28/23	580,668

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	302,249

Xsight Labs Ltd. Series D1	1/11/24	291,070

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	114,162,541	131,055,741	169,691,931	1,391,755	-	-	75,526,351	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	20,635,697	20,635,697	5,945	-	-	-	0.0%
Total	114,162,541	151,691,438	190,327,628	1,397,700	-	-	75,526,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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